Non-controlling Interests - Balance Sheets (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Current assets	$ 81,576,823	$ 73,258,950
Non-current assets	217,530,708	220,483,131
Total assets	299,107,531	293,742,081
Liabilities:
Current liabilities	34,370,918	56,669,522
Non-current liabilities	120,606,708	140,548,495
Total liabilities	154,977,626	197,218,017
Empresas Cablevision
Assets:
Current assets	7,461,520	6,653,310
Non-current assets	23,172,533	24,099,561
Total assets	30,634,053	30,752,871
Liabilities:
Current liabilities	5,176,500	5,755,703
Non-current liabilities	4,076,876	4,308,115
Total liabilities	9,253,376	10,063,818
Net assets	21,380,677	20,689,053
Sky. [Member]
Assets:
Current assets	6,019,166	5,689,494
Non-current assets	18,266,359	19,590,056
Total assets	24,285,525	25,279,550
Liabilities:
Current liabilities	4,183,480	3,685,208
Non-current liabilities	5,367,448	7,041,237
Total liabilities	9,550,928	10,726,445
Net assets	$ 14,734,597	$ 14,553,105